UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2017

MFS® INTERMEDIATE HIGH INCOME FUND

CIH-SEM

MANAGED DISTRIBUTION POLICY

The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® INTERMEDIATE HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over looming Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation, as wage growth remains muted. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with elections in the United Kingdom and Germany in the months ahead, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 14, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.7%
Cable TV	9.7%
Energy – Independent	7.8%
Midstream	6.7%
Building	6.5%

Composition including fixed income credit quality (a)(i)
BBB	4.2%
BB	62.0%
B	55.8%
CCC	12.6%
CC	0.4%
C (o)	0.0%
D	0.1%
Not Rated	(1.2)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents (less liabilities)	(36.2)%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	6.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2017.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 9.50% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 131.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.4%
KLX, Inc., 5.875%, 12/01/2022 (n)	$325,000	$342,901
TransDigm, Inc., 6%, 7/15/2022	55,000	56,961
TransDigm, Inc., 6.5%, 7/15/2024	265,000	275,600
TransDigm, Inc., 6.375%, 6/15/2026	115,000	117,875

		$793,337
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.701%, 12/10/2049	$275,000	$21,332

Automotive - 2.6%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$300,000	$306,000
Gates Global LLC, 6%, 7/15/2022 (n)	280,000	285,264
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	400,000	404,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	300,000	315,375
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	150,000	157,875

		$1,468,514
Broadcasting - 4.1%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$230,000	$242,650
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	85,000	86,700
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	305,000	315,294
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	200,000	204,750
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	250,000	277,500
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	10,000	10,713
Match Group, Inc., 6.375%, 6/01/2024	245,000	267,050
Netflix, Inc., 5.375%, 2/01/2021	250,000	271,250
Netflix, Inc., 5.875%, 2/15/2025	145,000	159,138
Netflix, Inc., 4.375%, 11/15/2026 (n)	125,000	125,163
WMG Acquisition Corp., 5%, 8/01/2023 (z)	65,000	66,544
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	280,000	282,800

		$2,309,552
Building - 5.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$240,000	$254,400
Allegion PLC, 5.875%, 9/15/2023	117,000	126,360
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	380,000	395,390
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	290,000	313,200
Gibraltar Industries, Inc., 6.25%, 2/01/2021	250,000	257,500
HD Supply, Inc., 5.75%, 4/15/2024 (n)	330,000	351,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)		$210,000	$222,600
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		280,000	286,300
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		380,000	399,475
Standard Industries, Inc., 6%, 10/15/2025 (n)		180,000	194,400
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		400,000	418,000
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (z)		85,000	86,063

			$3,305,551
Business Services - 3.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$340,000	$351,900
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		110,000	111,375
CDK Global, Inc., 4.875%, 6/01/2027 (n)		155,000	156,648
Equinix, Inc., 4.875%, 4/01/2020		190,000	194,988
Equinix, Inc., 5.375%, 1/01/2022		70,000	73,959
Equinix, Inc., 5.375%, 4/01/2023		240,000	251,328
Equinix, Inc., 5.75%, 1/01/2025		40,000	43,200
First Data Corp., 5%, 1/15/2024 (n)		440,000	455,616
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		120,000	125,100
Iron Mountain, Inc., REIT, 6%, 8/15/2023		320,000	339,200

			$2,103,314
Cable TV - 9.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$480,000	$510,720
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		200,000	209,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		600,000	631,128
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		425,000	450,237
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		80,000	84,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		175,000	187,031
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		192,000	196,800
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		400,000	418,928
DISH DBS Corp., 5%, 3/15/2023		190,000	195,286
DISH DBS Corp., 5.875%, 11/15/2024		310,000	330,150
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		125,000	119,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		100,000	82,250
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		65,000	70,159
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	135,000	171,746
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$125,000	126,954
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		325,000	344,906
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		165,000	169,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	$250,000	$260,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	85,291
Videotron Ltd., 5.125%, 4/15/2027 (n)	325,000	336,375
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	204,500
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	200,000	204,500

		$5,390,387
Chemicals - 2.5%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$300,000	$307,125
Chemours Co., 6.625%, 5/15/2023	165,000	176,119
Chemours Co., 7%, 5/15/2025	65,000	71,988
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	255,000	290,700
Tronox Finance LLC, 6.375%, 8/15/2020	35,000	35,350
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	245,000	254,494
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	245,000	260,925

		$1,396,701
Computer Software - 2.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$235,000	$259,401
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	235,000	248,366
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	300,000	315,750
VeriSign, Inc., 4.625%, 5/01/2023	330,000	338,663
VeriSign, Inc., 5.25%, 4/01/2025	25,000	26,531

		$1,188,711
Computer Software - Systems - 2.5%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$125,000	$135,000
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	65,000	66,950
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	325,000	337,188
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	415,000	435,231
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	80,000	85,490
Western Digital Corp., 10.5%, 4/01/2024	290,000	339,880

		$1,399,739
Conglomerates - 3.7%
Amsted Industries Co., 5%, 3/15/2022 (n)	$495,000	$509,850
EnerSys, 5%, 4/30/2023 (n)	485,000	500,156
Enpro Industries, Inc., 5.875%, 9/15/2022	330,000	344,850
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	45,000	47,025
Entegris, Inc., 6%, 4/01/2022 (n)	360,000	375,300
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	310,000	317,750

		$2,094,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (d)	$135,000	$34,143

Consumer Products - 1.4%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$320,000	$334,400
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	230,000	234,600
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	42,400
Spectrum Brands, Inc., 5.75%, 7/15/2025	185,000	196,581

		$807,981
Consumer Services - 4.0%
ADT Corp., 6.25%, 10/15/2021	$510,000	$561,000
ADT Corp., 4.125%, 6/15/2023	85,000	84,363
Interval Acquisition Corp., 5.625%, 4/15/2023	495,000	513,563
Mobile Mini, Inc., 5.875%, 7/01/2024	275,000	286,000
Monitronics International, Inc., 9.125%, 4/01/2020	265,000	253,075
Service Corp. International, 5.375%, 5/15/2024	190,000	200,194
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	360,000	373,356

		$2,271,551
Containers - 5.7%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$335,000	$349,238
Berry Plastics Group, Inc., 6%, 10/15/2022	165,000	175,931
Crown American LLC, 4.5%, 1/15/2023	326,000	339,855
Crown American LLC, 4.25%, 9/30/2026 (n)	125,000	122,825
Multi-Color Corp., 6.125%, 12/01/2022 (n)	402,000	421,095
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	431,000	441,775
Reynolds Group, 5.75%, 10/15/2020	130,000	133,478
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	187,200
Reynolds Group, 7%, 7/15/2024 (n)	155,000	166,818
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	349,656
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	99,988
Signode Industrial Group, 6.375%, 5/01/2022 (n)	220,000	229,350
Silgan Holdings, Inc., 5.5%, 2/01/2022	20,000	20,550
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	165,000	167,888

		$3,205,647
Electrical Equipment - 0.6%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$95,000	$99,631
CommScope Technologies LLC, 5%, 3/15/2027 (n)	225,000	225,000

		$324,631
Electronics - 0.8%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$155,000	$166,819
Sensata Technologies B.V., 5%, 10/01/2025 (n)	260,000	269,911

		$436,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 7.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$345,000	$361,388
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	425,000	413,313
Concho Resources, Inc., 5.5%, 4/01/2023	285,000	294,619
Consol Energy, Inc., 5.875%, 4/15/2022	160,000	157,800
Consol Energy, Inc., 8%, 4/01/2023	235,000	247,631
Continental Resources, Inc., 4.5%, 4/15/2023	445,000	434,988
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	300,000	309,000
Gulfport Energy Corp., 6%, 10/15/2024 (n)	230,000	225,400
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	85,000	84,363
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	255,000	260,738
Rice Energy, Inc., 7.25%, 5/01/2023	310,000	331,313
Sanchez Energy Corp., 6.125%, 1/15/2023	106,000	93,280
Seven Generations Energy, 8.25%, 5/15/2020 (n)	155,000	161,975
Seven Generations Energy, 6.75%, 5/01/2023 (z)	210,000	221,550
SM Energy Co., 6.75%, 9/15/2026	400,000	392,000
Whiting Petroleum Corp., 6.25%, 4/01/2023	330,000	328,350

		$4,317,708
Entertainment - 2.1%
Cedar Fair LP, 5.375%, 6/01/2024	$95,000	$99,513
Cedar Fair LP, 5.375%, 4/15/2027 (n)	165,000	173,250
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	169,538
Cinemark USA, Inc., 4.875%, 6/01/2023	230,000	234,023
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	495,000	498,094

		$1,174,418
Financial Institutions - 5.5%
Aircastle Ltd., 4.625%, 12/15/2018	$175,000	$181,125
Aircastle Ltd., 5.125%, 3/15/2021	125,000	133,906
Aircastle Ltd., 5.5%, 2/15/2022	295,000	320,075
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	176,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	536,900
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	120,000	122,550
Navient Corp., 8%, 3/25/2020	515,000	569,075
Navient Corp., 7.25%, 1/25/2022	375,000	402,656
Navient Corp., 7.25%, 9/25/2023	90,000	94,590
Navient Corp., 6.125%, 3/25/2024	82,000	81,820
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	425,000	447,578

		$3,067,025
Food & Beverages - 3.1%
Aramark Services, Inc., 4.75%, 6/01/2026	$220,000	$228,206
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	205,000	209,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	$390,000	$380,250
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	175,000	179,375
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	60,000	61,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	300,000	319,500
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	386,502

		$1,765,179
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$87,000	$49,590

Gaming & Lodging - 3.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$220,000	$227,150
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	340,000	368,050
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	43,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	250,000	258,750
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	80,000	81,936
MGM Resorts International, 6.625%, 12/15/2021	180,000	202,050
MGM Resorts International, 6%, 3/15/2023	225,000	247,005
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	311,863
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	140,000	143,325

		$1,883,429
Industrial - 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (z)	$190,000	$193,800

Insurance - Health - 0.7%
Centene Corp., 5.625%, 2/15/2021	$115,000	$120,104
Centene Corp., 6.125%, 2/15/2024	235,000	255,342

		$375,446
Machinery & Tools - 2.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$283,550
CNH Industrial Capital LLC, 4.375%, 11/06/2020	395,000	412,281
CNH Industrial N.V., 4.5%, 8/15/2023	185,000	191,013
H&E Equipment Services Co., 7%, 9/01/2022	370,000	386,909

		$1,273,753
Major Banks - 1.8%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$280,000	$300,650
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049	280,000	297,676
UBS Group AG, 6.875%, 12/29/2049	400,000	430,173

		$1,028,499

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 9.3%
AmSurg Corp., 5.625%, 7/15/2022	$265,000	$276,561
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	290,000	257,738
DaVita, Inc., 5.125%, 7/15/2024	125,000	127,188
DaVita, Inc., 5%, 5/01/2025	235,000	233,531
HCA, Inc., 4.25%, 10/15/2019	185,000	192,622
HCA, Inc., 7.5%, 2/15/2022	405,000	466,763
HCA, Inc., 5.875%, 3/15/2022	420,000	466,200
HCA, Inc., 5%, 3/15/2024	220,000	235,708
HCA, Inc., 5.375%, 2/01/2025	385,000	404,731
HCA, Inc., 5.875%, 2/15/2026	130,000	141,213
HealthSouth Corp., 5.125%, 3/15/2023	340,000	346,800
HealthSouth Corp., 5.75%, 11/01/2024	150,000	154,875
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	320,000	324,800
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	200,000	206,456
Quorum Health Corp., 11.625%, 4/15/2023	200,000	177,000
Tenet Healthcare Corp., 8%, 8/01/2020	480,000	488,400
Tenet Healthcare Corp., 8.125%, 4/01/2022	385,000	406,175
Universal Health Services, Inc., 7.625%, 8/15/2020	315,000	321,300

		$5,228,061
Medical Equipment - 1.1%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$250,000	$262,500
Teleflex, Inc., 5.25%, 6/15/2024	225,000	232,875
Teleflex, Inc., 4.875%, 6/01/2026	105,000	107,625

		$603,000
Metals & Mining - 5.9%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$60,000	$62,838
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	202,000
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	195,000	181,233
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)	30,000	31,052
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	533,000	558,318
GrafTech International Co., 6.375%, 11/15/2020	210,000	183,225
Kaiser Aluminum Corp., 5.875%, 5/15/2024	315,000	332,325
Kinross Gold Corp., 5.125%, 9/01/2021	100,000	105,500
Kinross Gold Corp., 5.95%, 3/15/2024	215,000	234,888
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	165,000	174,506
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	164,250
Novelis Corp., 5.875%, 9/30/2026 (z)	310,000	320,850
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	103,125
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	165,400
Steel Dynamics, Inc., 5.5%, 10/01/2024	195,000	206,456
Suncoke Energy, Inc., 7.625%, 8/01/2019	29,000	28,601
TMS International Corp., 7.625%, 10/15/2021 (n)	250,000	253,750

		$3,308,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 6.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$355,000	$364,763
Energy Transfer Equity LP, 7.5%, 10/15/2020	420,000	469,350
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	160,000	154,400
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	355,000	456,440
ONEOK, Inc., 7.5%, 9/01/2023	120,000	143,025
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	200,000	218,782
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	450,000	501,994
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	135,000	151,214
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	265,000	294,292
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	240,000	243,600
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	105,000	108,281
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	315,000	328,388
Williams Cos., Inc., 4.55%, 6/24/2024	275,000	282,563

		$3,717,092
Network & Telecom - 2.3%
CenturyLink, Inc., 6.45%, 6/15/2021	$140,000	$151,375
CenturyLink, Inc., 7.65%, 3/15/2042	170,000	160,438
Telecom Italia Capital, 6%, 9/30/2034	70,000	74,003
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	450,000	480,092
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	165,000	177,375
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	240,000	253,174

		$1,296,457
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$183,000	$111,859
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	285,000	229,781
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	280,000	278,600
Weatherford International Ltd., 8.25%, 6/15/2023	215,000	227,900

		$848,140
Oils - 1.0%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$200,000	$216,000
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	340,000	347,650

		$563,650
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$225,000	$271,969

Pharmaceuticals - 1.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$305,000	$304,238
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	295,000	291,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	$155,000	$142,213
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	270,000	257,850

		$995,798
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$350,000	$358,750

Printing & Publishing - 2.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$440,000	$452,650
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	260,000	272,025
TEGNA, Inc., 5.125%, 7/15/2020	185,000	189,856
TEGNA, Inc., 4.875%, 9/15/2021 (n)	100,000	103,000
TEGNA, Inc., 6.375%, 10/15/2023	195,000	206,456

		$1,223,987
Real Estate - Healthcare - 1.1%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$320,000	$330,800
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	250,000	262,500

		$593,300
Real Estate - Other - 2.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	$350,000	$357,875
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	360,000	374,400
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	355,000	370,975
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	255,000	265,838

		$1,369,088
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$180,000	$188,865

Retailers - 1.8%
Dollar Tree, Inc., 5.75%, 3/01/2023	$360,000	$381,240
Hanesbrands, Inc., 4.625%, 5/15/2024 (z)	90,000	90,000
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	280,000	280,700
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	275,000	281,875

		$1,033,815
Specialty Chemicals - 2.8%
A Schulman, Inc., 6.875%, 6/01/2023	$370,000	$393,125
Chemtura Corp., 5.75%, 7/15/2021	435,000	448,594
Koppers, Inc., 6%, 2/15/2025 (n)	300,000	315,000
Univar USA, Inc., 6.75%, 7/15/2023 (n)	405,000	424,238

		$1,580,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 1.6%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$320,000	$298,400
Group 1 Automotive, Inc., 5%, 6/01/2022	360,000	365,400
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	235,000	240,875

		$904,675
Supermarkets - 0.7%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$375,000	$388,125

Telecommunications - Wireless - 5.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$200,000	$212,500
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	218,250
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	175,250
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	217,125
SFR Group S.A., 7.375%, 5/01/2026 (n)	450,000	486,842
Sprint Capital Corp., 6.875%, 11/15/2028	285,000	315,994
Sprint Corp., 7.875%, 9/15/2023	250,000	288,750
Sprint Corp., 7.125%, 6/15/2024	410,000	461,199
Sprint Nextel Corp., 9%, 11/15/2018 (n)	56,000	61,460
Sprint Nextel Corp., 6%, 11/15/2022	140,000	149,100
T-Mobile USA, Inc., 6.125%, 1/15/2022	35,000	36,881
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	102,861
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	203,309
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	215,231
T-Mobile USA, Inc., 5.375%, 4/15/2027	165,000	175,725

		$3,320,477
Telephone Services - 0.9%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$130,000	$136,257
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	367,826

		$504,083
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$165,000	$132,000
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	45,000	43,313
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	152,000

		$327,313
Utilities - Electric Power - 2.6%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$250,900
Calpine Corp., 5.75%, 1/15/2025	180,000	170,775
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	72,013
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	232,063
Covanta Holding Corp., 5.875%, 7/01/2025	145,000	141,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 6.625%, 3/15/2023	$330,000	$339,933
NRG Energy, Inc., 7.25%, 5/15/2026	245,000	250,513

		$1,457,572
Total Bonds (Identified Cost, $72,069,059)		$73,765,090

Floating Rate Loans (g)(r) - 2.8%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 4.13%, 2/28/2020	$128,334	$128,751

Building - 0.5%
American Builders & Contractors, Term Loan B, 3.54%, 10/31/2023	$224,107	$225,227
HD Supply, Inc., Term Loan B1, 3.89%, 8/13/2021	59,995	60,332

		$285,559
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.39%, 2/03/2022	$77,859	$78,053

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.15%, 8/17/2023	$93,494	$93,980
Sabre, Inc., Term Loan B, 3.79%, 2/22/2024	72,020	72,632

		$166,612
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.79%, 4/30/2021	$108,796	$109,340

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.17%, 6/23/2022	$67,952	$68,343

Entertainment - 0.3%
Cedar Fair LP, Term Loan B, 3.29%, 4/13/2024	$79,345	$80,059
Six Flags Theme Parks, Inc., Term Loan B, 3.29%, 6/30/2022	72,200	72,945

		$153,004
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.02%, 10/25/2023	$122,374	$123,101

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.79%, 6/24/2021	$163,324	$164,403

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.25%, 3/16/2024	$106,580	$107,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.3%, 5/03/2020	$196,675	$196,429
Total Floating Rate Loans (Identified Cost, $1,574,230)		$1,580,775

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a) (Identified Cost, $72,000)	200	$177,884

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.87% (v) (Identified Cost, $2,189,100)	2,189,198	$2,189,198
Total Investments (Identified Cost, $75,904,389)		$77,712,947

Other Assets, Less Liabilities - (38.3)%		(21,515,967)
Net Assets - 100.0%		$56,196,980

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,581,150, representing 59.8% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Hanesbrands, Inc., 4.625%, 5/15/2024	5/03/17	$89,554	$90,000
KAR Auction Services, Inc., 5.125%, 6/01/2025	5/22/17-5/31/17	191,600	193,800
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-4/10/17	218,027	222,600
Novelis Corp., 5.875%, 9/30/2026	5/12/17-5/24/17	321,249	320,850

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	$222,625	$221,550
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025	5/24/17	85,000	86,063
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	66,541	66,544
Total Restricted Securities			$1,201,407
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/17

Forward Foreign Currency Exchange Contracts at 5/31/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	157,614	6/09/17	$167,405	$177,112	$(9,707)

Futures Contracts at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	9	$1,136,672	September - 2017	$(4,043)

At May 31, 2017, the fund had cash collateral of $11,700 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $73,715,289)	$75,523,749
Underlying affiliated funds, at value (identified cost, $2,189,100)	2,189,198
Total investments, at value (identified cost, $75,904,389)	$77,712,947
Cash	2,832
Deposits with brokers	11,700
Receivables for
Investments sold	397,946
Interest	1,047,755
Other assets	14,269
Total assets	$79,187,449
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	22,476
Forward foreign currency exchange contracts	9,707
Daily variation margin on open futures contracts	1,265
Investments purchased	852,529
Payable to affiliates
Investment adviser	11,443
Transfer agent and dividend disbursing costs	284
Payable for independent Trustees’ compensation	354
Accrued interest expense	32,068
Accrued expenses and other liabilities	60,343
Total liabilities	$22,990,469
Net assets	$56,196,980
Net assets consist of
Paid-in capital	$67,245,663
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,794,812
Accumulated net realized gain (loss) on investments and foreign currency	(11,823,782)
Accumulated distributions in excess of net investment income	(1,019,713)
Net assets	$56,196,980
Shares of beneficial interest outstanding	19,630,704
Net asset value per share (net assets of $56,196,980 / 19,630,704 shares of beneficial interest outstanding)	$2.86

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,256,354
Dividends from underlying affiliated funds	5,653
Foreign taxes withheld	(1,120)
Total investment income	$2,260,887
Expenses
Management fee	$277,365
Transfer agent and dividend disbursing costs	8,090
Administrative services fee	9,221
Independent Trustees’ compensation	6,416
Stock exchange fee	11,816
Custodian fee	3,786
Shareholder communications	26,932
Audit and tax fees	40,442
Legal fees	3,188
Interest expense	174,618
Miscellaneous	18,058
Total expenses	$579,932
Reduction of expenses by investment adviser	(27,483)
Net expenses	$552,449
Net investment income	$1,708,438
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(118,932)
Underlying affiliated funds	(50)
Futures contracts	(4,598)
Foreign currency	11,392
Net realized gain (loss) on investments and foreign currency	$(112,188)
Change in unrealized appreciation (depreciation)
Investments	$2,739,516
Futures contracts	(5,509)
Translation of assets and liabilities in foreign currencies	(19,773)
Net unrealized gain (loss) on investments and foreign currency translation	$2,714,234
Net realized and unrealized gain (loss) on investments and foreign currency	$2,602,046
Change in net assets from operations	$4,310,484

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/17 (unaudited)	Year ended 11/30/16
From operations
Net investment income	$1,708,438	$3,895,941
Net realized gain (loss) on investments and foreign currency	(112,188)	(3,070,528)
Net unrealized gain (loss) on investments and foreign currency translation	2,714,234	5,760,617
Change in net assets from operations	$4,310,484	$6,586,030
Distributions declared to shareholders
From net investment income	$(1,809,110)	$(4,104,447)
From tax return of capital	—	(1,200,808)
From other sources	(846,941)	—
Total distributions declared to shareholders	$(2,656,051)	$(5,305,255)
Change in net assets from fund share transactions	$(2,242,012)	$(857,785)
Total change in net assets	$(587,579)	$422,990
Net assets
At beginning of period	56,784,559	56,361,569
At end of period (including accumulated distributions in excess of net investment income of $1,019,713 and $72,100, respectively)	$56,196,980	$56,784,559

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/17 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$4,310,484
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(20,332,270)
Proceeds from disposition of investment securities	23,868,250
Purchases of short-term investments, net	(428,401)
Realized gain/loss on investments	118,982
Unrealized appreciation/depreciation on investments	(2,739,516)
Unrealized appreciation/depreciation on foreign currency contracts	19,777
Net amortization/accretion of income	50,084
Decrease in interest receivable	81,603
Decrease in accrued expenses and other liabilities	(26,275)
Decrease in receivable for daily variation margin on open futures contracts	2,968
Increase in payable for daily variation margin on open futures contracts	1,265
Increase in deposits with brokers	(4,450)
Increase in other assets	(12,332)
Increase in interest payable	10,135
Net cash provided by operating activities	$4,920,304
Cash flows from financing activities:
Distributions paid in cash	(2,658,007)
Repurchase of shares of beneficial interest	(2,386,541)
Net cash used by financing activities	$(5,044,548)
Net decrease in cash	$(124,244)
Cash:
Beginning of period	$127,076
End of period	$2,832

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2017 for interest was $164,483.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/17		Years ended 11/30
			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$2.77		$2.70	$3.09	$3.16	$3.12	$2.84
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20	$0.21	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.14	(0.33)	(0.05)	0.05	0.31
Total from investment operations	$0.21		$0.33	$(0.13)	$0.16	$0.28	$0.57
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)	$(0.23)	$(0.24)	$(0.29)
From tax return of capital	—		(0.06)	(0.05)	—	—	—
From other sources	(0.04)		—	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)	$(0.23)	$(0.24)	$(0.29)
Net increase from repurchase of capital shares	$0.01		$0.00 (w)	$0.00 (w)	$0.00 (w)	$—	$—
Net asset value, end of period (x)	$2.86		$2.77	$2.70	$3.09	$3.16	$3.12
Market value, end of period	$2.71		$2.48	$2.32	$2.73	$2.80	$3.08
Total return at market value (%)	14.91	(n)	18.72	(6.15)	5.46	(1.49)	18.81
Total return at net asset value (%) (j)(r)(s)(x)	8.57	(n)	13.94	(3.50)	5.77	9.75	20.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.07	1.77	1.66	1.72	1.89
Expenses after expense reductions (f)	1.97	(a)	1.84	1.70	1.61	1.67	1.73
Net investment income	6.09	(a)	6.97	6.63	6.61	7.28	8.55
Portfolio turnover	23	(n)	34	34	48	46	38
Net assets at end of period (000 omitted)	$56,197		$56,785	$56,362	$65,100	$66,629	$65,686

Financial Highlights – continued

	Six months ended 5/31/17		Years ended 11/30
			2016	2015	2014	2013	2012
	(unaudited)
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.34	(a)	1.34	1.35	1.34	1.35	1.35
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000		$22,000	$22,000	$22,000	$22,000	$22,000
Asset coverage per $1,000 of indebtedness (k)	$3,554		$3,581	$3,562	$3,959	$4,029	$3,986

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Although still evaluating the potential impacts of ASU 2016-18, management expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

Notes to Financial Statements (unaudited) – continued

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$177,884	$177,884
U.S. Corporate Bonds	—	64,191,398	—	64,191,398
Commercial Mortgage-Backed Securities	—	21,332	—	21,332
Foreign Bonds	—	9,552,360	—	9,552,360
Floating Rate Loans	—	1,580,775	—	1,580,775
Mutual Funds	2,189,198	—	—	2,189,198
Total Investments	$2,189,198	$75,345,865	$177,884	$77,712,947

Other Financial Instruments
Futures Contracts – Liabilities	$(4,043)	$—	$—	$(4,043)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,707)	—	(9,707)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/16	$—
Received as part of a corporate action	177,884
Balance as of 5/31/17	$177,884

At May 31, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

Notes to Financial Statements (unaudited) – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(4,043)
Foreign Exchange	Forward Foreign Currency Exchange	(9,707)
Total		$(13,750)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(4,598)	$—
Foreign Exchange	—	11,246
Total	$(4,598)	$11,246

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(5,509)	$—
Foreign Exchange	—	(19,778)
Total	$(5,509)	$(19,778)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA

Notes to Financial Statements (unaudited) – continued

Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest

Notes to Financial Statements (unaudited) – continued

payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) – continued

For the six months ended May 31, 2017, the amount of distributions estimated to be a tax return of capital was approximately $846,941 which are reported as distributions from other sources in the Statements of Changes in Net Assets. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/16
Ordinary income (including any short-term capital gains)	$4,104,447
Tax return of capital (b)	1,200,808
Total distributions	$5,305,255

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/17
Cost of investments	$76,104,103
Gross appreciation	2,524,811
Gross depreciation	(915,967)
Net unrealized appreciation (depreciation)	$(1,608,844)

As of 11/30/16
Capital loss carryforwards	(11,501,010)
Other temporary differences	(62,030)
Net unrealized appreciation (depreciation)	(1,140,076)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/17	$(6,983,828)
11/30/18	(474,667)
Total	$(7,458,495)

Post-enactment losses which are characterized as follows:
Short-Term	$(344,803)
Long-Term	(3,697,712)
Total	$(4,042,515)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.99% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended May 31, 2017, this reduction amounted to $27,483, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2017, these fees paid to MFSC amounted to $1,497.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.0329% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2017, the fee paid by the fund under this agreement was $55 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $17,604,994 and $21,046,327, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 860,544 shares of beneficial interest during the six months ended May 31, 2017 at an average price per share of $2.61 and a weighted average discount of 7.78% per share. The fund repurchased 348,059 shares of beneficial interest during the year ended November 30, 2016 at an average price per share of $2.46 and a weighted average discount of 9.43% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/17		Year ended 11/30/16
	Shares	Amount	Shares	Amount
Capital shares reacquired	(860,544)	$(2,242,012)	(348,059)	$(857,785)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $25,000,000. At May 31, 2017, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2017. The Trustees approved the renewal of the revolving secured line of

Notes to Financial Statements (unaudited) – continued

credit up to the amount of $25,000,000 on substantially similar terms for a 365 day period which matures on August 20, 2018. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the bank’s prime rate, the daily one month LIBOR plus an agreed upon spread, or the Overnight Federal Funds Rate plus an agreed upon spread. The fund incurred interest expense of $174,613 during the period, which is included in “Interest” expense in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $1,896 during the period, which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2017, the average loan balance was $22,000,000 at a weighted average annual interest rate of 1.57%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,699	12,234,697	(11,806,198)	2,189,198

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(50)	$—	$5,653	$2,189,198

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009

Notes to Financial Statements (unaudited) – continued

bankruptcy petition. During that time period, the fund received term loan payments of approximately $380,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate High Income Fund (the Fund) as of May 31, 2017, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2017. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2016 and the financial highlights for each of the five years in the period ended November 30, 2016, and in our report dated January 13, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 14, 2017

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS Intermediate High Income Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/16-12/31/16	384,000	2.57	384,000	1,426,571
1/01/17-1/31/17	348,501	2.63	348,501	1,078,070
2/01/17-2/28/17	93,000	2.65	93,000	985,070
3/01/17-3/31/17	35,043	2.62	35,043	950,027
4/01/17-4/30/17	0	N/A	0	950,027
5/01/17-5/31/17	0	N/A	0	950,027

Total	860,544	2.61	860,544

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2016 plan year is 2,075,630.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.